CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, aggregate liquidation preference	$ 0	$ 216
Convertible preferred stock, shares authorized (in shares)	0	92,078,549
Convertible preferred stock, shares issued (in shares)	0	90,789,268
Convertible preferred stock, shares outstanding (in shares)	0	90,789,268
Class A Common Stock [Member]
Stockholders' equity (deficit)
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	90,000,000
Common stock, shares issued (in shares)	118,025,410	5,378,287
Common stock, shares outstanding (in shares)	118,025,410	5,378,287
Class B Common Stock [Member]
Stockholders' equity (deficit)
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	27,000,000	0
Common stock, shares issued (in shares)	19,937,500	0
Common stock, shares outstanding (in shares)	19,937,500	0